Summary of Significant Accounting Policies - Schedule of Consolidated Statements of Operations Information (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)
Parent including non-VIE subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	$ 117,813,049
Gross profit	19,517,726
Loss from operations	(27,679,432)
Loss before income taxes	(13,338,534)
Net loss	(12,851,024)
VIE [Member]
Condensed Income Statements, Captions [Line Items]
Revenues		[1]
Gross profit		[1]
Loss from operations		[1]
Loss before income taxes		[1]
Net loss		[1]
Elimination [Member]
Condensed Income Statements, Captions [Line Items]
Revenues
Gross profit
Loss from operations
Loss before income taxes
Net loss
Consolidated [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	117,813,049
Gross profit	19,517,726
Loss from operations	(27,679,432)
Loss before income taxes	(13,338,534)
Net loss	$ (12,851,024)

[1]	Effective March 14, 2022, the Company has completed the conversion of Kandi New Energy to a wholly-owned subsidiary of Zhejiang Kandi Technologies and the VIE agreements were terminated. The Company no longer has any VIE as of the date of this report.